Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 370,245	$ 453,452	$ 282,894	$ 321,635	$ 329,628	$ 341,855
Accounts receivable, net of allowances of $1,591 and $2,003	60,908		58,331
Short term investments	10,000		0
Content library	172,497		177,409
Deferred income taxes	6,991		7,187
Prepaid expenses and other current assets	40,271		29,686
Total current assets	660,912		555,507
Property and equipment, net	548,629		586,124
Notes receivable	26,633		26,731
Deferred income taxes	3,953		1,373
Goodwill and other intangible assets	340,183		344,063
Other long-term assets	49,184		47,927
Total assets	1,629,494		1,561,725
Current Liabilities:
Accounts payable	177,646		250,588
Accrued payable to retailers	137,227		138,413
Other accrued liabilities	131,245		146,125
Current callable convertible debt	51,105		0
Current portion of long-term debt and other	17,515		15,529
Current portion of capital lease obligations	13,792		13,350
Total current liabilities	528,530		564,005
Long-term debt and other long-term liabilities	510,865		341,179
Capital lease obligations	13,143		15,702
Deferred tax liabilities	52,763		91,751
Total liabilities	1,105,301		1,012,637
Commitments and contingencies (Note 16)
Debt conversion feature	2,630		0
Stockholders' Equity:
Preferred stock, $0.001 par value - 5,000,000 shares authorized; no shares issued or outstanding	0		0
Common stock, $0.001 par value - 60,000,000 authorized; 36,360,814 and 35,797,592 shares issued; 28,060,007 and 28,626,323 shares outstanding	470,777		504,881
Treasury stock	(353,875)		(293,149)
Retained earnings	408,440		338,979
Accumulated other comprehensive loss	(3,779)		(1,623)
Total stockholders' equity	521,563	504,968	549,088
Total liabilities and stockholders' equity	$ 1,629,494		$ 1,561,725